CAPITAL MANAGEMENT - Debt to equity ratio (Details) $ in Millions, Rp in Billions	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
CAPITAL MANAGEMENT
Total interest bearing debts	Rp 68,579		Rp 64,722
Less cash and cash equivalents	(38,311)	$ (2,688)	(20,589)	$ (1,445)	Rp (18,241)	Rp (17,435)
Net debt	30,268		44,113
Total equity attributable to owners of the parent company	Rp 121,631		Rp 102,374
Net debt-to-equity ratio (as a percent)	24.89%	24.89%	43.11%	43.11%